SHARE CAPITAL - Disclosure of detailed information about outstanding PSUs (Details) - PSUs	12 Months Ended
	Aug. 31, 2021 g	Aug. 31, 2021 Share	Aug. 31, 2020 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance		120,058	0
Granted		440,477	142,187
Exercised	(1,858)	(1,858)	0
Cancelled / Forfeited		(86,830)	(22,129)
Outstanding, Ending balance		471,847	120,058